Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Health Care Trend Rates

	December 31,
Health Care Trend Rates	2022	2021
Initial	7.50%	6.25%
Ultimate	4.50%	4.50%
Year Ultimate Reached	2029	2029

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

AEP	Pension Plans		OPEB
	2022	2021	2022	2021
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,187.0	$5,544.5	$1,041.3	$1,210.9
Service Cost	123.1	129.2	7.4	9.5
Interest Cost	148.2	137.2	29.2	30.5
Actuarial Gain	(983.4)	(173.9)	(109.8)	(120.1)
Plan Amendments	—	—	—	(5.4)
Benefit Payments	(402.2)	(450.0)	(140.1)	(126.0)
Participant Contributions	—	—	44.1	41.3
Medicare Subsidy	—	—	0.5	0.6
Benefit Obligation as of December 31,	$4,072.7	$5,187.0	$872.6	$1,041.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$5,352.9	$5,556.6	$2,044.3	$1,946.7
Actual Gain (Loss) on Plan Assets	(833.7)	239.2	(403.6)	176.5
Company Contributions (a)	7.7	7.1	4.6	5.8
Participant Contributions	—	—	44.1	41.3
Benefit Payments	(402.2)	(450.0)	(140.1)	(126.0)
Fair Value of Plan Assets as of December 31,	$4,124.7	$5,352.9	$1,549.3	$2,044.3

Funded Status as of December 31,	$52.0	$165.9	$676.7	$1,003.0

(a)No contributions were made to the qualified pension plan for the years ended December 31, 2022 and 2021, respectively. Contributions to the non-qualified pension plans were $8 million and $7 million for the years ended December 31, 2022 and 2021, respectively.

AEP Texas	Pension Plans		OPEB
	2022	2021	2022	2021
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$419.8	$453.2	$80.5	$96.3
Service Cost	11.1	11.8	0.5	0.7
Interest Cost	12.1	11.2	2.2	2.4
Actuarial Gain	(67.8)	(10.9)	(7.1)	(12.3)
Plan Amendments	—	—	—	(0.5)
Benefit Payments	(41.1)	(45.5)	(10.9)	(9.3)
Participant Contributions	—	—	3.4	3.2
Benefit Obligation as of December 31,	$334.1	$419.8	$68.6	$80.5

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$444.9	$474.0	$168.8	$162.3
Actual Gain (Loss) on Plan Assets	(69.2)	16.0	(33.0)	12.5
Company Contributions	0.5	0.4	—	0.1
Participant Contributions	—	—	3.4	3.2
Benefit Payments	(41.1)	(45.5)	(10.9)	(9.3)
Fair Value of Plan Assets as of December 31,	$335.1	$444.9	$128.3	$168.8

Funded Status as of December 31,	$1.0	$25.1	$59.7	$88.3

APCo	Pension Plans		OPEB
	2022	2021	2022	2021
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$621.7	$670.8	$167.3	$198.2
Service Cost	11.4	11.9	0.8	1.0
Interest Cost	17.5	16.4	4.7	4.9
Actuarial Gain	(123.1)	(28.5)	(16.2)	(21.4)
Plan Amendments	—	—	—	(0.9)
Benefit Payments	(41.8)	(48.9)	(23.0)	(21.3)
Participant Contributions	—	—	7.0	6.6
Medicare Subsidy	—	—	0.1	0.2
Benefit Obligation as of December 31,	$485.7	$621.7	$140.7	$167.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$683.3	$701.3	$302.3	$293.0
Actual Gain (Loss) on Plan Assets	(109.8)	30.9	(59.3)	21.9
Company Contributions	—	—	1.6	2.1
Participant Contributions	—	—	7.0	6.6
Benefit Payments	(41.8)	(48.9)	(23.0)	(21.3)
Fair Value of Plan Assets as of December 31,	$531.7	$683.3	$228.6	$302.3

Funded Status as of December 31,	$46.0	$61.6	$87.9	$135.0

I&M	Pension Plans		OPEB
	2022	2021	2022	2021
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$612.1	$653.3	$118.6	$141.4
Service Cost	16.2	17.5	0.9	1.3
Interest Cost	17.0	16.2	3.4	3.5
Actuarial Gain	(138.0)	(29.5)	(8.7)	(16.8)
Plan Amendments	—	—	—	(0.7)
Benefit Payments	(40.5)	(45.4)	(18.3)	(15.3)
Participant Contributions	—	—	6.0	5.2
Benefit Obligation as of December 31,	$466.8	$612.1	$101.9	$118.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$681.5	$698.1	$248.7	$238.2
Actual Gain (Loss) on Plan Assets	(107.4)	28.8	(45.9)	20.6
Company Contributions	0.1	—	—	—
Participant Contributions	—	—	6.0	5.2
Benefit Payments	(40.5)	(45.4)	(18.3)	(15.3)
Fair Value of Plan Assets as of December 31,	$533.7	$681.5	$190.5	$248.7

Funded Status as of December 31,	$66.9	$69.4	$88.6	$130.1

OPCo	Pension Plans		OPEB
	2022	2021	2022	2021
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$470.7	$510.3	$104.9	$126.4
Service Cost	11.2	11.4	0.6	0.8
Interest Cost	13.3	12.5	3.0	3.0
Actuarial Gain	(97.9)	(24.1)	(8.9)	(15.6)
Plan Amendments	—	—	—	(0.6)
Benefit Payments	(33.7)	(39.4)	(15.5)	(13.6)
Participant Contributions	—	—	4.8	4.5
Benefit Obligation as of December 31,	$363.6	$470.7	$88.9	$104.9

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$524.8	$543.1	$220.0	$213.0
Actual Gain (Loss) on Plan Assets	(84.8)	21.1	(43.1)	16.1
Company Contributions	0.1	—	—	—
Participant Contributions	—	—	4.8	4.5
Benefit Payments	(33.7)	(39.4)	(15.5)	(13.6)
Fair Value of Plan Assets as of December 31,	$406.4	$524.8	$166.2	$220.0

Funded Status as of December 31,	$42.8	$54.1	$77.3	$115.1

PSO	Pension Plans		OPEB
	2022	2021	2022	2021
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$252.6	$279.9	$54.4	$64.0
Service Cost	7.4	8.0	0.4	0.6
Interest Cost	7.0	6.7	1.5	1.6
Actuarial Gain	(52.9)	(17.2)	(5.2)	(6.8)
Plan Amendments	—	—	—	(0.3)
Benefit Payments	(21.8)	(24.8)	(7.9)	(7.0)
Participant Contributions	—	—	2.5	2.3
Benefit Obligation as of December 31,	$192.3	$252.6	$45.7	$54.4

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$286.2	$299.8	$114.0	$107.8
Actual Gain (Loss) on Plan Assets	(46.0)	11.1	(23.2)	10.9
Company Contributions	0.1	0.1	—	—
Participant Contributions	—	—	2.5	2.3
Benefit Payments	(21.8)	(24.8)	(7.9)	(7.0)
Fair Value of Plan Assets as of December 31,	$218.5	$286.2	$85.4	$114.0

Funded Status as of December 31,	$26.2	$33.6	$39.7	$59.6

SWEPCo	Pension Plans		OPEB
	2022	2021	2022	2021
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$317.7	$334.5	$65.2	$77.1
Service Cost	10.6	11.2	0.6	0.8
Interest Cost	9.1	8.5	1.8	1.9
Actuarial Gain	(57.9)	(3.5)	(6.6)	(9.2)
Plan Amendments	—	—	—	(0.4)
Benefit Payments	(28.8)	(33.0)	(8.8)	(7.6)
Participant Contributions	—	—	2.9	2.6
Benefit Obligation as of December 31,	$250.7	$317.7	$55.1	$65.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$308.3	$326.9	$136.6	$129.9
Actual Gain (Loss) on Plan Assets	(48.3)	14.3	(27.7)	11.7
Company Contributions	0.1	0.1	—	—
Participant Contributions	—	—	2.9	2.6
Benefit Payments	(28.8)	(33.0)	(8.8)	(7.6)
Fair Value of Plan Assets as of December 31,	$231.3	$308.3	$103.0	$136.6

Funded (Underfunded) Status as of December 31,	$(19.4)	$(9.4)	$47.9	$71.4

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		OPEB
	December 31,
AEP	2022	2021	2022	2021
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$113.4	$244.3	$699.5	$1,040.8
Other Current Liabilities – Accrued Short-term Benefit Liability	(6.3)	(7.6)	(2.5)	(2.7)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(55.1)	(70.8)	(20.3)	(35.1)
Funded Status	$52.0	$165.9	$676.7	$1,003.0

	Pension Plans		OPEB
	December 31,
AEP Texas	2022	2021	2022	2021
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$3.7	$28.7	$59.7	$88.3
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.4)	(0.3)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(2.3)	(3.3)	—	—
Funded Status	$1.0	$25.1	$59.7	$88.3

	Pension Plans		OPEB
	December 31,
APCo	2022	2021	2022	2021
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$46.6	$62.4	$106.3	$158.1
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(1.6)	(1.8)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(0.6)	(0.8)	(16.8)	(21.3)
Funded Status	$46.0	$61.6	$87.9	$135.0

	Pension Plans		OPEB
	December 31,
I&M	2022	2021	2022	2021
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$68.5	$71.4	$88.6	$130.1
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(1.5)	(1.9)	—	—
Funded Status	$66.9	$69.4	$88.6	$130.1

	Pension Plans		OPEB
	December 31,
OPCo	2022	2021	2022	2021
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$43.1	$54.8	$77.3	$115.1
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(0.3)	(0.7)	—	—
Funded Status	$42.8	$54.1	$77.3	$115.1

	Pension Plans		OPEB
	December 31,
PSO	2022	2021	2022	2021
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$27.6	$35.5	$39.7	$59.6
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(1.3)	(1.8)	—	—
Funded Status	$26.2	$33.6	$39.7	$59.6

	Pension Plans		OPEB
	December 31,
SWEPCo	2022	2021	2022	2021
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$47.9	$71.4
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(19.3)	(9.3)	—	—
Funded (Underfunded) Status	$(19.4)	$(9.4)	$47.9	$71.4

Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		OPEB
	December 31,
	2022	2021	2022	2021
Components	(in millions)
Net Actuarial (Gain) Loss	$935.6	$894.7	$300.0	$(103.6)
Prior Service Cost (Credit)	0.2	0.2	(90.5)	(161.9)

Recorded as
Regulatory Assets	$841.8	$878.0	$126.0	$(195.1)
Deferred Income Taxes	19.9	3.6	17.5	(14.7)
Net of Tax AOCI	74.1	13.3	66.0	(55.7)

AEP Texas	Pension Plans		OPEB
	December 31,
	2022	2021	2022	2021
Components	(in millions)
Net Actuarial (Gain) Loss	$161.9	$144.7	$29.7	$(5.2)
Prior Service Credit	—	—	(7.6)	(13.7)

Recorded as
Regulatory Assets	$151.2	$136.7	$22.0	$(17.7)
Deferred Income Taxes	2.4	1.8	0.1	(0.2)
Net of Tax AOCI	8.3	6.2	—	(1.0)

APCo	Pension Plans		OPEB
	December 31,
	2022	2021	2022	2021
Components	(in millions)
Net Actuarial (Gain) Loss	$95.6	$83.9	$40.5	$(18.9)
Prior Service Credit	—	—	(13.4)	(23.8)

Recorded as
Regulatory Assets	$93.6	$82.5	$14.7	$(19.8)
Deferred Income Taxes	0.4	0.3	2.5	(4.9)
Net of Tax AOCI	1.6	1.1	9.9	(18.0)

I&M	Pension Plans		OPEB
	December 31,
	2022	2021	2022	2021
Components	(in millions)
Net Actuarial (Gain) Loss	$(6.9)	$(1.6)	$40.2	$(10.7)
Prior Service Credit	—	—	(12.4)	(22.1)

Recorded as
Regulatory Assets/Liabilities (a)	$4.8	$3.1	$22.1	$(30.7)
Deferred Income Taxes	(2.4)	(1.0)	1.2	(0.4)
Net of Tax AOCI	(9.3)	(3.7)	4.5	(1.7)

(a)Recorded as a Regulatory Asset as of December 31, 2022 and recorded as a Regulatory Liability as of December 31, 2021.

OPCo	Pension Plans		OPEB
	December 31,
	2022	2021	2022	2021
Components	(in millions)
Net Actuarial (Gain) Loss	$124.3	$118.1	$27.6	$(18.5)
Prior Service Credit	—	—	(9.2)	(16.3)

Recorded as
Regulatory Assets	$124.3	$118.1	$18.4	$(34.8)

PSO	Pension Plans		OPEB
	December 31,
	2022	2021	2022	2021
Components	(in millions)
Net Actuarial (Gain) Loss	$38.8	$35.0	$22.0	$(2.1)
Prior Service Credit	—	—	(5.6)	(10.0)

Recorded as
Regulatory Assets	$38.8	$35.0	$16.4	$(12.1)

SWEPCo	Pension Plans		OPEB
	December 31,
	2022	2021	2022	2021
Components	(in millions)
Net Actuarial (Gain) Loss	$77.6	$76.4	$25.0	$(3.5)
Prior Service Credit	—	—	(7.0)	(12.3)

Recorded as
Regulatory Assets	$77.6	$76.4	$11.2	$(8.9)
Deferred Income Taxes	—	—	1.5	(1.4)
Net of Tax AOCI	—	—	5.3	(5.5)

Components of Change in Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		OPEB
	2022	2021	2022	2021
Components	(in millions)
Actuarial (Gain) Loss During the Year	$103.9	$(183.4)	$403.6	$(205.5)
Amortization of Actuarial Loss	(63.0)	(101.5)	—	—
Prior Service Credit	—	—	—	(5.5)
Amortization of Prior Service Credit	—	—	71.4	70.9
Change for the Year Ended December 31,	$40.9	$(284.9)	$475.0	$(140.1)

AEP Texas	Pension Plans		OPEB
	2022	2021	2022	2021
Components	(in millions)
Actuarial (Gain) Loss During the Year	$22.4	$(7.5)	$34.9	$(17.5)
Amortization of Actuarial Loss	(5.2)	(8.3)	—	—
Prior Service Credit	—	—	—	(0.4)
Amortization of Prior Service Credit	—	—	6.1	6.0
Change for the Year Ended December 31,	$17.2	$(15.8)	$41.0	$(11.9)

APCo	Pension Plans		OPEB
	2022	2021	2022	2021
Components	(in millions)
Actuarial (Gain) Loss During the Year	$19.1	$(30.4)	$59.4	$(30.0)
Amortization of Actuarial Loss	(7.4)	(12.0)	—	—
Prior Service Credit	—	—	—	(0.9)
Amortization of Prior Service Credit	—	—	10.4	10.3
Change for the Year Ended December 31,	$11.7	$(42.4)	$69.8	$(20.6)

I&M	Pension Plans		OPEB
	2022	2021	2022	2021
Components	(in millions)
Actuarial (Gain) Loss During the Year	$1.8	$(29.4)	$50.9	$(26.3)
Amortization of Actuarial Loss	(7.1)	(11.7)	—	—
Prior Service Credit	—	—	—	(0.7)
Amortization of Prior Service Credit	—	—	9.7	9.6
Change for the Year Ended December 31,	$(5.3)	$(41.1)	$60.6	$(17.4)

OPCo	Pension Plans		OPEB
	2022	2021	2022	2021
Components	(in millions)
Actuarial (Gain) Loss During the Year	$11.7	$(22.8)	$46.1	$(22.1)
Amortization of Actuarial Loss	(5.5)	(9.1)	—	—
Prior Service Credit	—	—	—	(0.6)
Amortization of Prior Service Credit	—	—	7.1	7.2
Change for the Year Ended December 31,	$6.2	$(31.9)	$53.2	$(15.5)

PSO	Pension Plans		OPEB
	2022	2021	2022	2021
Components	(in millions)
Actuarial (Gain) Loss During the Year	$6.7	$(16.0)	$24.1	$(12.6)
Amortization of Actuarial Loss	(2.9)	(4.9)	—	—
Prior Service Credit	—	—	—	(0.3)
Amortization of Prior Service Credit	—	—	4.4	4.4
Change for the Year Ended December 31,	$3.8	$(20.9)	$28.5	$(8.5)

SWEPCo	Pension Plans		OPEB
	2022	2021	2022	2021
Components	(in millions)
Actuarial (Gain) Loss During the Year	$5.0	$(4.3)	$28.5	$(15.0)
Amortization of Actuarial Loss	(3.8)	(6.2)	—	—
Prior Service Credit	—	—	—	(0.4)
Amortization of Prior Service Credit	—	—	5.3	5.3
Change for the Year Ended December 31,	$1.2	$(10.5)	$33.8	$(10.1)

Allocated Assets of Investments

	Pension Plan		OPEB
	December 31,
Company	2022	2021	2022	2021
AEP Texas	8.1%	8.3%	8.3%	8.3%
APCo	12.9%	12.8%	14.8%	14.8%
I&M	12.9%	12.7%	12.3%	12.2%
OPCo	9.9%	9.8%	10.7%	10.8%
PSO	5.3%	5.3%	5.5%	5.6%
SWEPCo	5.6%	5.8%	6.6%	6.7%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$3,827.4	$315.4	$470.1	$443.8	$344.1	$179.1	$234.0
Nonqualified Pension Plans	55.6	2.5	0.3	1.2	0.1	1.2	1.1
Total as of December 31, 2022	$3,883.0	$317.9	$470.4	$445.0	$344.2	$180.3	$235.1

Accumulated Benefit Obligation	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,822.5	$391.4	$597.0	$575.2	$440.0	$232.1	$291.4
Nonqualified Pension Plans	69.7	3.3	0.4	1.2	0.3	1.5	1.3
Total as of December 31, 2021	$4,892.2	$394.7	$597.4	$576.4	$440.3	$233.6	$292.7

Underfunded Projected Benefit Obligation

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$61.5	$2.7	$0.6	$1.6	$0.3	$1.5	$250.7
Fair Value of Plan Assets	—	—	—	—	—	—	231.3
Underfunded Projected Benefit Obligation as of December 31, 2022	$(61.5)	$(2.7)	$(0.6)	$(1.6)	$(0.3)	$(1.5)	$(19.4)

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$78.4	$3.6	$0.8	$1.9	$0.7	$1.9	$317.7
Fair Value of Plan Assets	—	—	—	—	—	—	308.3
Underfunded Projected Benefit Obligation as of December 31, 2021	$(78.4)	$(3.6)	$(0.8)	$(1.9)	$(0.7)	$(1.9)	$(9.4)

Underfunded Accumulated Benefit Obligation

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Accumulated Benefit Obligation	$55.6	$2.5	$0.3	$1.2	$0.1	$1.2	$235.1
Fair Value of Plan Assets	—	—	—	—	—	—	231.3
Underfunded Accumulated Benefit Obligation as of December 31, 2022	$(55.6)	$(2.5)	$(0.3)	$(1.2)	$(0.1)	$(1.2)	$(3.8)

	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Accumulated Benefit Obligation	$69.7	$3.3	$0.4	$1.2	$0.3	$1.5	$1.3
Fair Value of Plan Assets	—	—	—	—	—	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2021	$(69.7)	$(3.3)	$(0.4)	$(1.2)	$(0.3)	$(1.5)	$(1.3)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	OPEB
	(in millions)
AEP	$6.3	$3.1
AEP Texas	0.4	0.1
APCo	—	1.6
I&M	0.1	—
PSO	0.1	—
SWEPCo	0.1	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2023	$369.0	$35.4	$43.7	$38.1	$32.3	$19.2	$24.2
2024	373.6	36.3	43.6	39.8	31.9	18.9	25.1
2025	368.8	35.2	42.5	40.7	32.4	19.0	25.3
2026	369.6	35.0	43.0	40.4	32.0	19.2	25.5
2027	364.3	32.6	41.8	41.0	31.6	18.4	25.4
Years 2028 to 2032, in Total	1,702.3	138.9	202.1	196.4	146.0	81.1	107.9

OPEB Benefit Payments	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2023	$116.0	$9.1	$19.0	$14.9	$12.6	$6.7	$7.5
2024	117.6	9.5	19.3	15.0	12.6	6.9	7.8
2025	126.9	10.4	20.5	16.1	13.5	7.4	8.5
2026	127.4	10.6	20.4	16.3	13.4	7.3	8.6
2027	126.8	10.6	20.3	16.1	13.3	7.1	8.5
Years 2028 to 2032, in Total	604.0	48.5	95.8	75.1	62.3	32.2	41.2

OPEB Medicare Subsidy Receipts	AEP	AEP Texas	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2023	$0.2	$—	$0.1	$—	$—	$—	$—
2024	0.3	—	0.1	—	—	—	—
2025	0.3	—	0.1	—	—	—	—
2026	0.3	—	0.1	—	—	—	—
2027	0.3	—	0.1	—	—	—	—
Years 2028 to 2032, in Total	1.6	—	0.5	—	—	—	—

Components of Net Periodic Benefit Cost

AEP	Pension Plans			OPEB
	Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	(in millions)
Service Cost	$123.1	$129.2	$111.9	$7.4	$9.5	$10.0
Interest Cost	148.2	137.2	167.9	29.2	30.5	39.8
Expected Return on Plan Assets	(253.4)	(229.7)	(264.9)	(110.0)	(91.1)	(95.6)
Amortization of Prior Service Credit	—	—	—	(71.4)	(70.9)	(69.8)
Amortization of Net Actuarial Loss	63.0	101.5	93.7	—	—	5.9
Settlements	—	—	—	—	—	—
Net Periodic Benefit Cost (Credit)	80.9	138.2	108.6	(144.8)	(122.0)	(109.7)
Capitalized Portion	(53.8)	(55.7)	(47.0)	(3.2)	(4.1)	(4.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$27.1	$82.5	$61.6	$(148.0)	$(126.1)	$(113.9)

AEP Texas	Pension Plans			OPEB
	Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	(in millions)
Service Cost	$11.1	$11.8	$10.0	$0.5	$0.7	$0.8
Interest Cost	12.1	11.2	13.9	2.2	2.4	3.2
Expected Return on Plan Assets	(21.0)	(19.5)	(22.7)	(9.1)	(7.5)	(8.0)
Amortization of Prior Service Credit	—	—	—	(6.1)	(6.0)	(5.9)
Amortization of Net Actuarial Loss	5.2	8.3	7.8	—	—	0.5
Net Periodic Benefit Cost (Credit)	7.4	11.8	9.0	(12.5)	(10.4)	(9.4)
Capitalized Portion	(6.2)	(6.6)	(5.5)	(0.3)	(0.4)	(0.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$1.2	$5.2	$3.5	$(12.8)	$(10.8)	$(9.8)

APCo	Pension Plans			OPEB
	Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	(in millions)
Service Cost	$11.4	$11.9	$10.5	$0.8	$1.0	$1.0
Interest Cost	17.5	16.4	20.3	4.7	4.9	6.6
Expected Return on Plan Assets	(32.3)	(29.1)	(33.6)	(16.3)	(13.5)	(14.4)
Amortization of Prior Service Credit	—	—	—	(10.4)	(10.3)	(10.2)
Amortization of Net Actuarial Loss	7.4	12.0	11.2	—	—	0.9
Net Periodic Benefit Cost (Credit)	4.0	11.2	8.4	(21.2)	(17.9)	(16.1)
Capitalized Portion	(5.0)	(5.2)	(4.5)	(0.4)	(0.4)	(0.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$(1.0)	$6.0	$3.9	$(21.6)	$(18.3)	$(16.5)

I&M	Pension Plans			OPEB
	Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	(in millions)
Service Cost	$16.2	$17.5	$15.4	$0.9	$1.3	$1.4
Interest Cost	17.0	16.2	19.7	3.4	3.5	4.7
Expected Return on Plan Assets	(32.4)	(28.9)	(33.3)	(13.7)	(11.1)	(11.7)
Amortization of Prior Service Credit	—	—	—	(9.7)	(9.6)	(9.5)
Amortization of Net Actuarial Loss	7.1	11.7	10.8	—	—	0.7
Net Periodic Benefit Cost (Credit)	7.9	16.5	12.6	(19.1)	(15.9)	(14.4)
Capitalized Portion	(4.6)	(4.9)	(4.3)	(0.3)	(0.4)	(0.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$3.3	$11.6	$8.3	$(19.4)	$(16.3)	$(14.8)

OPCo	Pension Plans			OPEB
	Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	(in millions)
Service Cost	$11.2	$11.4	$9.7	$0.6	$0.8	$0.9
Interest Cost	13.3	12.5	15.4	3.0	3.0	4.2
Expected Return on Plan Assets	(24.8)	(22.3)	(26.3)	(12.0)	(9.7)	(10.5)
Amortization of Prior Service Credit	—	—	—	(7.1)	(7.2)	(7.0)
Amortization of Net Actuarial Loss	5.5	9.1	8.5	—	—	0.7
Net Periodic Benefit Cost (Credit)	5.2	10.7	7.3	(15.5)	(13.1)	(11.7)
Capitalized Portion	(6.1)	(6.2)	(5.0)	(0.3)	(0.4)	(0.5)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$(0.9)	$4.5	$2.3	$(15.8)	$(13.5)	$(12.2)

PSO	Pension Plans			OPEB
	Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	(in millions)
Service Cost	$7.4	$8.0	$7.3	$0.4	$0.6	$0.7
Interest Cost	7.0	6.7	8.5	1.5	1.6	2.1
Expected Return on Plan Assets	(13.4)	(12.3)	(14.5)	(6.1)	(5.0)	(5.2)
Amortization of Prior Service Credit	—	—	—	(4.4)	(4.4)	(4.4)
Amortization of Net Actuarial Loss	2.9	4.9	4.7	—	—	0.3
Net Periodic Benefit Cost (Credit)	3.9	7.3	6.0	(8.6)	(7.2)	(6.5)
Capitalized Portion	(3.2)	(3.4)	(2.8)	(0.2)	(0.3)	(0.3)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$0.7	$3.9	$3.2	$(8.8)	$(7.5)	$(6.8)

SWEPCo	Pension Plans			OPEB
	Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	(in millions)
Service Cost	$10.6	$11.2	$9.9	$0.6	$0.8	$0.8
Interest Cost	9.1	8.5	10.2	1.8	1.9	2.5
Expected Return on Plan Assets	(14.6)	(13.5)	(15.7)	(7.3)	(6.1)	(6.3)
Amortization of Prior Service Credit	—	—	—	(5.3)	(5.3)	(5.2)
Amortization of Net Actuarial Loss	3.8	6.2	5.7	—	—	0.4
Net Periodic Benefit Cost (Credit)	8.9	12.4	10.1	(10.2)	(8.7)	(7.8)
Capitalized Portion	(4.0)	(4.1)	(3.4)	(0.2)	(0.3)	(0.3)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.9	$8.3	$6.7	$(10.4)	$(9.0)	$(8.1)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2022	2021	2020
	(in millions)
AEP	$81.9	$79.9	$81.8
AEP Texas	6.5	6.4	6.4
APCo	7.8	7.6	7.7
I&M	11.1	10.9	11.3
OPCo	7.7	7.2	7.3
PSO	4.7	4.6	4.9
SWEPCo	6.4	6.4	6.7

Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		OPEB
	December 31,
Assumption	2022	2021	2022	2021
Discount Rate	5.50%	2.90%	5.50%	2.90%
Interest Crediting Rate	4.25%	4.00%	NA	NA

NA    Not applicable.

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2022	2021
AEP	5.05%	5.10%
AEP Texas	5.15%	5.10%
APCo	4.90%	4.85%
I&M	5.00%	5.00%
OPCo	5.35%	5.30%
PSO	5.15%	5.10%
SWEPCo	5.00%	4.95%

(a)Rates are for base pay only.  In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			OPEB
	Year Ended December 31,
Assumption	2022	2021	2020	2022	2021	2020
Discount Rate	2.90%	2.50%	3.25%	2.90%	2.55%	3.30%
Interest Crediting Rate	4.00%	4.00%	4.00%	NA	NA	NA
Expected Return on Plan Assets	5.25%	4.75%	5.75%	5.50%	4.75%	5.50%

NA    Not applicable.

	Pension Plans
	Year Ended December 31,
Assumption – Rate of Compensation Increase (a)	2022	2021	2020
AEP	5.05%	5.10%	5.00%
AEP Texas	5.15%	5.10%	5.05%
APCo	4.90%	4.85%	4.85%
I&M	5.00%	5.00%	5.00%
OPCo	5.35%	5.30%	5.25%
PSO	5.15%	5.10%	5.05%
SWEPCo	5.00%	4.95%	4.90%

(a)Rates are for base pay only.  In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Pension Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities (a):
Domestic	$347.6	$—	$—	$—	$347.6	8.4%
International	398.4	—	—	—	398.4	9.7%
Common Collective Trusts (b)	—	—	—	379.9	379.9	9.2%
Subtotal – Equities	746.0	—	—	379.9	1,125.9	27.3%

Fixed Income (a):
United States Government and Agency Securities	(0.6)	1,071.4	—	—	1,070.8	26.0%
Corporate Debt	—	891.7	—	—	891.7	21.6%
Foreign Debt	—	140.2	—	—	140.2	3.4%
State and Local Government	—	37.0	—	—	37.0	0.9%
Other – Asset Backed	—	0.8	—	—	0.8	—%
Subtotal – Fixed Income	(0.6)	2,141.1	—	—	2,140.5	51.9%

Infrastructure (b)	—	—	—	109.2	109.2	2.6%
Real Estate (b)	—	—	—	276.9	276.9	6.7%
Alternative Investments (b)	—	—	—	319.7	319.7	7.8%
Cash and Cash Equivalents (b)	—	64.9	—	58.3	123.2	3.0%
Other – Pending Transactions and Accrued Income (c)	—	—	—	29.3	29.3	0.7%

Total	$745.4	$2,206.0	$—	$1,173.3	$4,124.7	100.0%

(a)Includes investment securities loaned to borrowers under the securities lending program. See the “Investments Held in Trust for Future Liabilities” section of Note 1 for additional information.
(b)Amounts in “Other” column represent investments for which fair value is measured using net asset value per-share.
(c)Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities (a):
Domestic	$388.9	$—	$—	$—	$388.9	7.2%
International	465.7	—	—	—	465.7	8.7%
Common Collective Trusts (b)	—	—	—	463.9	463.9	8.7%
Subtotal – Equities	854.6	—	—	463.9	1,318.5	24.6%

Fixed Income (a):
United States Government and Agency Securities	0.1	1,557.6	—	—	1,557.7	29.1%
Corporate Debt	—	1,295.9	—	—	1,295.9	24.2%
Foreign Debt	—	259.4	—	—	259.4	4.8%
State and Local Government	—	57.1	—	—	57.1	1.1%
Other – Asset Backed	—	1.3	—	—	1.3	—%
Subtotal – Fixed Income	0.1	3,171.3	—	—	3,171.4	59.2%

Infrastructure (b)	—	—	—	92.1	92.1	1.7%
Real Estate (b)	—	—	—	232.6	232.6	4.4%
Alternative Investments (b)	—	—	—	448.8	448.8	8.4%
Cash and Cash Equivalents (b)	—	64.3	—	53.4	117.7	2.2%
Other – Pending Transactions and Accrued Income (c)	—	—	—	(28.2)	(28.2)	(0.5)%

Total	$854.7	$3,235.6	$—	$1,262.6	$5,352.9	100.0%

(a)Includes investment securities loaned to borrowers under the securities lending program. See the “Investments Held in Trust for Future Liabilities” section of Note 1 for additional information.
(b)Amounts in “Other” column represent investments for which fair value is measured using net asset value per-share.
(c)Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$414.1	$—	$—	$—	$414.1	26.7%
International	265.0	—	—	—	265.0	17.1%
Common Collective Trusts (a)	—	—	—	169.1	169.1	10.9%
Subtotal – Equities	679.1	—	—	169.1	848.2	54.7%

Fixed Income:
Common Collective Trust – Debt (a)	—	—	—	120.3	120.3	7.8%
United States Government and Agency Securities	0.1	155.8	—	—	155.9	10.1%
Corporate Debt	—	141.5	—	—	141.5	9.1%
Foreign Debt	—	21.0	—	—	21.0	1.4%
State and Local Government	62.9	7.8	—	—	70.7	4.6%
Subtotal – Fixed Income	63.0	326.1	—	120.3	509.4	33.0%

Trust Owned Life Insurance:
International Equities	—	46.7	—	—	46.7	3.0%
United States Bonds	—	110.3	—	—	110.3	7.1%
Subtotal – Trust Owned Life Insurance	—	157.0	—	—	157.0	10.1%

Cash and Cash Equivalents (a)	23.2	—	—	6.7	29.9	1.9%
Other – Pending Transactions and Accrued Income (b)	—	—	—	4.8	4.8	0.3%

Total	$765.3	$483.1	$—	$300.9	$1,549.3	100.0%

(a)Amounts in “Other” column represent investments for which fair value is measured using net asset value per-share.
(b)Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$474.0	$—	$—	$—	$474.0	23.2%
International	296.3	—	—	—	296.3	14.5%
Common Collective Trusts (a)	—	—	—	265.0	265.0	13.0%
Subtotal – Equities	770.3	—	—	265.0	1,035.3	50.7%

Fixed Income:
Common Collective Trust – Debt (a)	—	—	—	167.7	167.7	8.2%
United States Government and Agency Securities	—	222.4	—	—	222.4	10.9%
Corporate Debt	—	233.2	—	—	233.2	11.4%
Foreign Debt	—	39.8	—	—	39.8	2.0%
State and Local Government	91.9	13.6	—	—	105.5	5.1%
Subtotal – Fixed Income	91.9	509.0	—	167.7	768.6	37.6%

Trust Owned Life Insurance:
International Equities	—	23.4	—	—	23.4	1.1%
United States Bonds	—	171.3	—	—	171.3	8.4%
Subtotal – Trust Owned Life Insurance	—	194.7	—	—	194.7	9.5%

Cash and Cash Equivalents (a)	33.0	—	—	6.7	39.7	1.9%
Other – Pending Transactions and Accrued Income (b)	—	—	—	6.0	6.0	0.3%

Total	$895.2	$703.7	$—	$445.4	$2,044.3	100.0%

(a)Amounts in “Other” column represent investments for which fair value is measured using net asset value per-share.
(b)Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.